ACQUISITION OF NOUMENA (Pro Forma) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
ACQUISITION OF NOUMENA [Abstract]
Revenues	$ 186,949,412
Net income	$ 26,161,809
Income per share - basic	$ 0.02
Income per share - diluted	$ 0.02